PROVISIONS (Details) - Codere Online Business [Member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Reserve Quantities [Line Items]
Other provisions	€ 15	€ 132	€ 19
Total	€ 15	€ 132	€ 19